CAPITAL - Share Repurchase (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 22, 2019
Capital [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				5,000,000
Treasury Stock, Shares, Acquired	2,753,272	0	0
Treasury Stock Acquired, Average Cost Per Share	$ 24.05
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	2,246,728